Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Summary of Shares of Common Stock Reserved for Future Issuance
The Company has reserved for future issuance the following number of shares of common stock:

	As of December 31,
	2022	2021
Options to purchase common stock - 2018 Plan	8,233,330	7,057,258
Shares available for future grant - 2018 Plan	806,429	783,873
Options to purchase common stock - Inducement Plan	210,400	—
Shares available for future grant - Inducement Plan	389,600	—
RSU’s issued and expecting to vest	385,980	—
2018 Employee Stock Purchase Plan	1,405,755	1,084,476
Shares available for conversion of note payable	2,506,306	832,677
Shares available for ATM offering	9,998,363	23,176,492

Total reserved	23,936,163	32,934,776